Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets	12 Months Ended
Mar. 31, 2023
Land use rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Estimated useful life of intangible assets	50 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Estimated useful life of intangible assets	3 years
License [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Estimated useful life of intangible assets, description	Infinite